Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2023
Vaso Corporation and Subsidaries [Member]
Goodwill and Other Intangibles [Line Items]
GOODWILL AND OTHER INTANGIBLES

NOTE H — GOODWILL AND OTHER INTANGIBLES

Goodwill of $14,375,000 is attributable to the NetWolves reporting unit within the IT segment. The remaining $1,213,000 of goodwill is attributable to the FGE reporting unit within the Equipment segment. The changes in the carrying amount of goodwill are as follows:

	(in thousands)
	Year ended December 31, 2023	Year ended December 31, 2022
Beginning of period	$15,614	$15,722
Foreign currency translation adjustment	(26)	(108)
End of period	$15,588	$15,614

The Company’s other intangible assets consist of capitalized customer-related intangibles, patent and technology costs, and software costs, as set forth in the following table:

	(in thousands)
	December 31, 2023	December 31, 2022
Customer-related
Costs	$5,831	$5,831
Accumulated amortization	(4,790)	(4,557)
	1,041	1,274

Patents and Technology
Costs	1,894	1,894
Accumulated amortization	(1,894)	(1,894)
	—	—

Software
Costs	2,618	2,362
Accumulated amortization	(2,253)	(2,125)
	365	237
	$1,406	$1,511

The Company owns, through our Chinese subsidiaries, thirty-five invention and utility patents that expire at various times through 2041, as well as sixteen software copyright certificates in China related to proprietary technologies in physiological data acquisition, analysis and reporting. Costs incurred for submitting the applications to the United States Patent and Trademark Office or other foreign authorities for these patents have been capitalized. Patent and technology costs are being amortized using the straight-line method over 10-year and 8-year lives, respectively. The Company begins amortizing patent costs once a filing receipt is received stating the patent serial number and filing date from the Patent Office or other foreign authority. The cost of significant customer-related intangibles is amortized in proportion to estimated total related revenue; cost of other customer-related intangible assets is amortized on a straight-line basis over the asset’s estimated economic life of seven years. Software costs are amortized on a straight-line basis over its expected useful life of five years.

Amortization expense amounted to approximately $361,000 and $551,000 for the years ended December 31, 2023 and 2022, respectively. Amortization of intangibles for the next five years is:

Years ending December 31,	(in thousands)
2024	325
2025	254
2026	199
2027	169
2028	131
$1,078